Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
LVIP Dimensional U.S. Core Equity 2 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Dimensional U.S. Core Equity 2 Fund (Standard and Service Class) Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.The Fund was operational for only part of the most recent fiscal year. During the period May 1, 2015, commencement of operations, through December 31, 2015, the Fund’s portfolio turnover rate was 103% of the average of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In constructing an investment portfolio, the Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The sub-adviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the sub-adviser. A “free float” adjustment takes into account the number of an issuer’s shares that are readily available in the market in addition to the issuer’s market capitalization. The Fund’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Fund generally will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Fund’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float (i.e., number of shares readily available in the market), momentum (i.e., securities that have significantly outperformed or underperformed the peer group), trading strategies (i.e., considering how the investment trades), liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

		The Fund also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be "leveraged", which may magnify or otherwise increase investment losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on May 1, 2015. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on May 1, 2015. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP Dimensional U.S. Core Equity 2 Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.47%	[2]
1 year	rr_ExpenseExampleYear01	$ 48
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	394
10 years	rr_ExpenseExampleYear10	915
1 year	rr_ExpenseExampleNoRedemptionYear01	48
3 years	rr_ExpenseExampleNoRedemptionYear03	214
5 years	rr_ExpenseExampleNoRedemptionYear05	394
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 915
LVIP Dimensional U.S. Core Equity 2 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%	[2]
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	530
10 years	rr_ExpenseExampleYear10	1,210
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	293
5 years	rr_ExpenseExampleNoRedemptionYear05	530
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,210

[1]	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.29% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
[2]	(After Fee Waiver)